Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2017
Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company, its majority-owned subsidiary companies and variable interest entities of which Toyota is the primary beneficiary. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.

Estimates

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities, litigation liabilities and valuation allowance for deferred tax assets.

Translation of foreign currencies

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliated companies are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

The sale of certain vehicles includes a determinable amount for the contract, which entitles customers to free vehicle maintenance. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract, which approximates the pattern of the related costs.

Other costs

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥435,150 million, ¥489,036 million and ¥448,780 million for the years ended March 31, 2015, 2016 and 2017, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Toyota employs an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience of recalls and other safety measures.

Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.

Research and development costs are expensed as incurred. Research and development costs were ¥1,004,547 million, ¥1,055,672 million and ¥1,037,528 million for the years ended March 31, 2015, 2016 and 2017, respectively.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the consolidated statements of income when realized.

Security investments in non-public companies

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables

Finance receivables -

Finance receivables recorded on Toyota’s consolidated balance sheets are comprised of the unpaid principal balance, plus accrued interest, less charge-offs, net of any unearned income and deferred origination costs and the allowance for credit losses. Deferred origination costs are amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:

Retail receivables portfolio segment -

The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.

The contract periods of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.

Finance lease receivables portfolio segment -

Toyota acquires new vehicle lease contracts originated primarily through dealers. The contract periods of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.

Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.

Wholesale and other dealer loan receivables portfolio segment -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.

Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.

A receivable account balance is considered impaired when, based on current information and events, it is probable that Toyota will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. An account modified as a troubled debt restructuring is considered to be impaired. A troubled debt restructuring occurs when an account is modified through a concession to a borrower experiencing financial difficulty.

All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, or when principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed generally on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are generally written-off against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.

As of March 31, 2016 and 2017, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2016	2017
Retail	8,107	7,064
Finance leases	682	2,297
Wholesale	16,122	15,018
Real estate	16,801	12,632
Working capital	822	561

	42,534	37,572

As of March 31, 2016 and 2017, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2016	2017
Retail	23,419	26,616
Finance leases	3,984	3,526

	27,403	30,142

Allowance for credit losses

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments. Provision for credit losses is included in selling, general and administrative expenses.

The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.

Retail receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.

Finance lease receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.

Wholesale and other dealer loan receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.

Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.

Troubled debt restructurings in the retail receivables and finance lease receivables portfolio segments are specifically identified as impaired and aggregated with their respective portfolio segments when determining the allowance for credit losses. Impaired loans in the retail receivables and finance lease receivables portfolio segments are insignificant for individual evaluation and Toyota has determined that allowance for credit losses for each of the retail receivables and finance lease receivables portfolio segments would not be materially different if they had been individually evaluated for impairment.

Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.

Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥382,660 million and ¥433,802 million at March 31, 2016 and 2017, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥13,297 million and ¥40,650 million higher than reported at March 31, 2016 and 2017, respectively.

Property, plant and equipment

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.

An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statements of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. All derivative financial instruments are recorded on the consolidated balance sheets at fair value, taking into consideration the effects of legally enforceable master netting agreements that allow us to net settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per common share

Net income attributable to Toyota Motor Corporation per common share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is done by adjusting net income attributable to common shareholders and the weighted-average number of common shares outstanding, which includes the additional dilution from the assumed conversion of model AA class shares and the assumed exercise of dilutive stock options.

Stock-based compensation	Stock-based compensation - Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.
Other comprehensive income

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes

Accounting changes -

In February 2015, the Financial Accounting Standards Board (“FASB”) issued updated guidance that amends the analysis a reporting entity must perform to determine whether it should consolidate certain legal entities. Toyota adopted this guidance on April 1, 2016. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In April 2015, the FASB issued updated guidance that requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as an asset. In August 2015, the FASB issued an additional update which clarifies that debt issuance costs for line of credit agreements may continue to be deferred and amortized. Toyota adopted this guidance on April 1, 2016. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For the previous consolidated fiscal year, debt issuance costs are recorded at “Other” in “Investments and other assets” on the consolidated balance sheet in the amount of 23,695 million yen.

In April 2015, the FASB issued updated guidance to help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement. Toyota adopted this guidance on April 1, 2016. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In May 2015, the FASB issued updated guidance on disclosures for investments in certain entities that calculate net asset value per share. This guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Toyota adopted this guidance on April 1, 2016. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements. For a further discussion of additional disclosures by adoption of this guidance, see note 20 and 27 to the consolidated financial statements.

In November 2015, the FASB issued updated guidance to simplify the balance sheet classification of deferred taxes. This guidance will require that deferred tax assets and liabilities be classified as noncurrent on the balance sheet. Toyota early adopted this guidance on April 1, 2016. Toyota adopted this guidance on a prospective basis from April 1, 2016 and prior periods were not retrospectively adjusted.

In March 2016, the FASB issued updated guidance to simplify the requirement in applying the equity method of accounting. This update eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively as if the equity method had been in effect during all previous periods that the investment had been held. Toyota early adopted this guidance on April 1, 2016. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods

Recent pronouncements to be adopted in future periods -

In May 2014, the FASB issued updated guidance on the recognition of revenue from contracts with customers. This guidance requires an entity to recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services and supersedes the current revenue recognition guidance. In August 2015, the FASB issued updated guidance on the deferral of the effective date. As a result, this guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. This guidance may be adopted retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this guidance recognized at the date of initial application. Toyota currently plans to adopt the modified retrospective method of adoption from the fiscal year beginning April 1, 2018. Toyota’s current efforts to this end include the identification of revenue within the scope of this guidance, as well as the evaluation of revenue contracts. Toyota continues to assess the impact of adoption of this guidance on its consolidated financial statements and related disclosure.

In July 2015, the FASB issued updated guidance to simplify the measurement of inventory. This guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Management is evaluating the impact of adopting this guidance on Toyota’s consolidated financial statements.

In January 2016, the FASB issued updated guidance for financial instruments. This guidance addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments and will require entities to measure equity investments at fair value and recognize any changes in fair value in net income. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Management is evaluating the impact of adopting this guidance on Toyota’s consolidated financial statements.

In February 2016, the FASB issued updated guidance for leases. This guidance will require lessees to recognize almost all leases on their balance sheet as a right-of-use asset and a lease liability. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Management is evaluating the impact of adopting this guidance on Toyota’s consolidated financial statements.

In March 2016, the FASB issued updated guidance for the effect of derivative contract novations on existing hedge accounting relationships. This guidance clarifies that a change in the counterparty to a designated derivative hedging instrument does not, in and of itself, require designation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In March 2016, the FASB issued updated guidance for contingent put and call options in debt instruments. This guidance clarifies whether embedded contingent put and call options are clearly and closely related to the debt host when bifurcating embedded derivatives. This guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In June 2016, the FASB issued updated guidance for measurement of credit losses on financial instruments. This guidance introduces an approach to estimate credit losses on certain types of financial instruments based on expected losses. It also modifies the impairment model for available-for-sale debt securities. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Management is evaluating the impact of adopting this guidance on Toyota’s consolidated financial statements.

In August 2016, the FASB issued updated guidance for classification of statement of cash flows. This guidance clarifies classification of certain cash receipts and cash payments of statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Management is evaluating the impact of adopting this guidance on Toyota’s consolidated financial statements.

In October 2016, the FASB issued updated guidance that would require entities to recognize the income tax consequences of intercompany asset transfers other than inventory. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In October 2016, the FASB issued updated guidance for consolidation. Under this guidance, a reporting entity would evaluate its indirect economic interest in a variable interest entity held through a related party under common control on a proportionate basis. This guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In November 2016, the FASB issued updated guidance for the statement of cash flows. This guidance will require that restricted cash and restricted cash equivalents should be included with cash and cash equivalents. It will also require entities to disclose how the statement of cash flows that includes restricted cash with cash and cash equivalents reconciles to the balance sheet. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Management is evaluating the impact of adopting this guidance on Toyota’s consolidated financial statements.

Reclassifications	Reclassifications - Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2017.